Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment, Net
Total	$ 15,905,224	$ 14,895,521
Less: Accumulated depreciation	(12,817,015)	(9,501,779)
Property and equipment, net	3,088,209	5,393,742
Depreciation expenses	3,619,036	3,639,269	$ 2,958,276
Electronic equipment
Property, Plant and Equipment, Net
Total	13,572,581	12,729,696
Office equipment and furniture
Property, Plant and Equipment, Net
Total	325,449	363,163
Motor vehicles
Property, Plant and Equipment, Net
Total	242,605	82,470
Leasehold improvements
Property, Plant and Equipment, Net
Total	$ 1,764,589	1,714,381
Construction in Progress
Property, Plant and Equipment, Net
Total		$ 5,811